The Nature of Expenses - Employee benefits expense summarized by function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Employee benefits expense	$ 103,357	$ 95,117	$ 106,926
Cost of Revenues [Member]
IFRS Statement [Line Items]
Employee benefits expense	5,579	5,597	6,512
Operating Expenses [Member]
IFRS Statement [Line Items]
Employee benefits expense	$ 97,778	$ 89,520	$ 100,414